Note 12 - Revenue - Disaggregation of Revenues (Details) - AUD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Revenue from products	$ 4,524,962	$ 5,777,751
Transferred at Point in Time [Member]
Revenue from products	4,524,962	5,777,751
Coagulation Test Devices [Member]
Revenue from products	2,366,331	2,667,541
Laboratory Testing Services [Member]
Revenue from products	1,145,560	1,962,354
Wine Testing Products [Member]
Revenue from products	$ 1,013,071	$ 1,147,856